Leases - Supplemental Balance Sheet Information (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Property and equipment, net	$ 23,084
Total finance lease liabilities	28,726
Real Estate
Lessee, Lease, Description [Line Items]
Current portion of long-term debt and finance lease obligations	2,861
Long-term debt and finance lease obligations, less current portion	24,510
Total finance lease liabilities	$ 27,371